FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Commodity Price Risk - Crude Oil Instruments (Details)	12 Months Ended
Dec. 31, 2020 bbl / d MMcf / d $ / bbl $ / Mcf
January 1, 2021 to December 31, 2021, West Texas Intermediate
Risk Management
Total average deferred premium on outstanding hedges	0.80
January 1, 2021 to March 31, 2021, West Texas Intermediate | Swap | Crude Oil
Risk Management
Volume | bbl / d	5,000
Weighted average price	45.55
April 1, 2021 to June 30, 2021, West Texas Intermediate | Differential swap | Crude Oil
Risk Management
Volume | bbl / d	1,500
Weighted average price (negative price)	(1.80)
July 1, 2021 to December 31, 2021, West Texas Intermediate | Differential swap | Crude Oil
Risk Management
Volume | bbl / d	1,500
Weighted average price (negative price)	(1.80)
January 1, 2022 to December 31, 2022, West Texas Intermediate
Risk Management
Total average deferred premium on outstanding hedges	1.50
March 1, 2021 to March 31, 2021, New York Mercantile Exchange | Swap | Natural Gas
Risk Management
Volume | MMcf / d	60,000
Weighted average price | $ / Mcf	3.16
April 1, 2021 to October 31, 2021, New York Mercantile Exchange | Swap | Natural Gas
Risk Management
Volume | MMcf / d	60,000
Weighted average price | $ / Mcf	2.90
Purchased | January 1, 2021 to March 31, 2021, West Texas Intermediate | Put | Crude Oil
Risk Management
Volume | bbl / d	15,000
Weighted average price	40.53
Purchased | April 1, 2021 to June 30, 2021, West Texas Intermediate | Put | Crude Oil
Risk Management
Volume | bbl / d	20,000
Weighted average price	40.90
Purchased | July 1, 2021 to December 31, 2021, West Texas Intermediate | Put | Crude Oil
Risk Management
Volume | bbl / d	23,000
Weighted average price	46.39
Purchased | January 1, 2022 to December 31, 2022, West Texas Intermediate | Put | Crude Oil
Risk Management
Volume | bbl / d	17,000
Weighted average price	50.00
Purchased | April 1, 2021 to October 31, 2021, New York Mercantile Exchange | Put | Natural Gas
Risk Management
Volume | MMcf / d	40,000
Weighted average price | $ / Mcf	2.75
Sold | January 1, 2021 to March 31, 2021, West Texas Intermediate | Put | Crude Oil
Risk Management
Volume | bbl / d	15,000
Weighted average price	32.00
Sold | January 1, 2021 to March 31, 2021, West Texas Intermediate | Call | Crude Oil
Risk Management
Volume | bbl / d	15,000
Weighted average price	50.29
Sold | April 1, 2021 to June 30, 2021, West Texas Intermediate | Put | Crude Oil
Risk Management
Volume | bbl / d	20,000
Weighted average price	32.00
Sold | April 1, 2021 to June 30, 2021, West Texas Intermediate | Call | Crude Oil
Risk Management
Volume | bbl / d	20,000
Weighted average price	50.72
Sold | July 1, 2021 to December 31, 2021, West Texas Intermediate | Put | Crude Oil
Risk Management
Volume | bbl / d	23,000
Weighted average price	36.39
Sold | July 1, 2021 to December 31, 2021, West Texas Intermediate | Call | Crude Oil
Risk Management
Volume | bbl / d	23,000
Weighted average price	56.70
Sold | January 1, 2022 to December 31, 2022, West Texas Intermediate | Put | Crude Oil
Risk Management
Volume | bbl / d	17,000
Weighted average price	40.00
Sold | January 1, 2022 to December 31, 2022, West Texas Intermediate | Call | Crude Oil
Risk Management
Volume | bbl / d	17,000
Weighted average price	57.91
Sold | April 1, 2021 to October 31, 2021, New York Mercantile Exchange | Put | Natural Gas
Risk Management
Volume | MMcf / d	40,000
Weighted average price | $ / Mcf	2.15
Sold | April 1, 2021 to October 31, 2021, New York Mercantile Exchange | Call | Natural Gas
Risk Management
Volume | MMcf / d	40,000
Weighted average price | $ / Mcf	3.25